Note 5 - Common Stock Purchase Options: Schedule of Nonvested Share Activity (Tables)	9 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule of Nonvested Share Activity

	Options	Wtd. Avg. Grant Date Fair Value
Non-vested at March 31, 2013	1,155,000	$0.95
Stock options issued during the nine months	1,478,000	1.71
Vest during the nine months ended December 31, 2013	(286,500)	2.42
Non-vested at December 31, 2013	2,346,500	$1.42